NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund

Supplement dated October 24, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 21 of the Prospectus with respect to the Nationwide Loomis Core Bond Fund is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Kurt L. Wagner, CFA, CIC	Vice President	Since 2017
Daniel Conklin, CFA	Vice President	Since 2019

2.
The table under the section entitled “Portfolio Managers” on page 25 of the Prospectus with respect to the Nationwide Loomis Short Term Bond Fund is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Kurt L. Wagner, CFA, CIC	Vice President	Since 2017
Daniel Conklin, CFA	Vice President	Since 2019

3.
The information under the heading entitled “Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund” on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

Christopher T. Harms, Clifton V. Rowe, CFA, Kurt L. Wagner, CFA, CIC, and Daniel Conklin, CFA, are co-portfolio managers of the Funds and are responsible for the day-to-day management of the Funds, including the selection of the Funds’ investments.

Mr. Harms is a Vice President of Loomis Sayles, joined Loomis Sayles in 2010, and has 39 years of investment industry experience.

Mr. Rowe, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 1992, and has 27 years of investment industry experience.

Mr. Wagner, CFA, CIC, is a Vice President of Loomis Sayles, joined Loomis Sayles in 1994, and has 41 years of investment management experience.

Mr. Conklin, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 2012, and has 9 years of investment industry experience.

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